Goodwill and intangible assets (Details 4) - Continuing operations - Operating segments [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	$ (709)	$ (591)
Description of growth rate	The discount rates for all Divisions consider the Group’s weighted average cost of capital, adjusted to approximate the weighted average cost of capital of a comparable market participant.
Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	$ (591)	(522)
Sandoz
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	(61)	(65)
Alcon
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment charges	$ (57)	$ (4)